VOYA BALANCED PORTFOLIO, INC.

Voya Balanced Portfolio

VOYA INVESTORS TRUST

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

VY® Invesco Growth and Income Portfolio

VY® JPMorgan Emerging Markets Equity Portfolio

VY® JPMorgan Small Cap Core Equity Portfolio

VY® Morgan Stanley Global Franchise Portfolio

VY® T. Rowe Price Capital Appreciation Portfolio

VY® T. Rowe Price Equity Income Portfolio

VY® T. Rowe Price International Stock Portfolio

VOYA PARTNERS, INC.

Voya International High Dividend Low Volatility Portfolio

VY® American Century Small-Mid Cap Value Portfolio

VY® Baron Growth Portfolio

VY® Columbia Contrarian Core Portfolio

VY® Columbia Small Cap Value II Portfolio

VY® Invesco Comstock Portfolio

VY® Invesco Equity and Income Portfolio

VY® Invesco Global Portfolio

VY® JPMorgan Mid Cap Value Portfolio

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

VY® T. Rowe Price Growth Equity Portfolio

VOYA VARIABLE FUNDS

Voya Growth and Income Portfolio

VOYA VARIABLE PORTFOLIOS, INC.

Voya Global High Dividend Low Volatility Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

Voya Small Company Portfolio

VOYA VARIABLE PRODUCTS TRUST

Voya MidCap Opportunities Portfolio

Voya SmallCap Opportunities Portfolio

(each a "Portfolio" and collectively the "Portfolios")

Supplement dated September 27, 2021 to supersede the supplement dated September 17, 2021 to the Current Statements of Additional Information for the above-named Portfolios

(each an "SAI" and collectively the "SAIs")

This supplement is being filed to remove Voya Emerging Markets Index Portfolio and Voya International Index Portfolio from the table entitled Voya Variable Portfolios, Inc.

On September 10, 2021, the Portfolios' Board of Directors/Trustees approved disclosure modifications permitting the Portfolios the flexibility to invest up to 5% of their assets in special purpose acquisition companies ("SPACs").

Effective immediately, the SAIs are revised as follows:

1.The table in the sub-section entitled "Supplemental Description of Portfolio Investments and Risks – Investments, Investment Strategies, and Risks" is hereby amended to include the following:

VOYA BALANCED PORTFOLIO, INC.

Asset Class/Investment Technique	Voya Balanced
Portfolio
Equity Securities
Special Purpose Acquisition Companies	X
VOYA INVESTORS TRUST
	Voya Large Cap	Voya Large Cap	VY® Clarion Global
Real Estate
Asset Class/Investment Technique	Growth Portfolio	Value Portfolio	Portfolio
Equity Securities
Special Purpose Acquisition Companies	X	X	X

		VY® Invesco	VY® JPMorgan
	VY® Clarion Real	Growth and	Emerging Markets
Asset Class/Investment Technique	Estate Portfolio	Income Portfolio	Equity Portfolio
Equity Securities
Special Purpose Acquisition Companies	X	X	X

	VY® JPMorgan	VY® Morgan	VY® T. Rowe Price
Capital
	Small Cap Core	Stanley Global	Appreciation
Asset Class/Investment Technique	Equity Portfolio	Franchise Portfolio	Portfolio
Equity Securities
Special Purpose Acquisition Companies	X	X	X

	VY® T. Rowe Price	VY® T. Rowe Price
	Equity Income	International Stock
Asset Class/Investment Technique	Portfolio	Portfolio
Equity Securities
Special Purpose Acquisition Companies	X	X
VOYA PARTNERS, INC.
	Voya International	VY® American
	High Dividend Low	Century Small-Mid	VY® Baron Growth
Asset Class/Investment Technique	Volatility Portfolio	Cap Value Portfolio	Portfolio
Equity Securities
Special Purpose Acquisition Companies	X	X	X

	VY® Columbia	VY® Columbia
	Contrarian Core	Small Cap Value II	VY® Invesco
Asset Class/Investment Technique	Portfolio	Portfolio	Comstock Portfolio
Equity Securities
Special Purpose Acquisition Companies	X	X	X

VY® Invesco Equity
	and Income	VY® Invesco Global	VY® JPMorgan Mid
Asset Class/Investment Technique	Portfolio	Portfolio	Cap Value Portfolio
Equity Securities
Special Purpose Acquisition Companies	X	X	X

	VY® T. Rowe Price	VY® T. Rowe Price
	Diversified Mid Cap	Growth Equity
Asset Class/Investment Technique	Growth Portfolio	Portfolio
Equity Securities
Special Purpose Acquisition Companies	X	X
VOYA VARIABLE FUNDS
Asset Class/Investment Technique	Voya Growth and
Income Portfolio
Equity Securities
Special Purpose Acquisition Companies	X

VOYA VARIABLE PORTFOLIOS, INC.

Voya Global High
	Dividend Low	Voya Index Plus	Voya Index Plus
Asset Class/Investment Technique	Volatility Portfolio	LargeCap Portfolio	MidCap Portfolio
Equity Securities
Special Purpose Acquisition Companies	X	X	X

	Voya Index Plus	Voya Small
Asset Class/Investment Technique	SmallCap Portfolio	Company Portfolio
Equity Securities
Special Purpose Acquisition Companies	X	X
VOYA VARIABLE PRODUCTS TRUST
	Voya MidCap	Voya SmallCap
	Opportunities	Opportunities
Asset Class/Investment Technique	Portfolio	Portfolio
Equity Securities
Special Purpose Acquisition Companies	X	X

2.The following section is added in the sub-section entitled "Supplemental Description of Portfolio Investments and Risks – Equity Securities":

Special Purpose Acquisition Companies: A fund may invest in stock, rights, and warrants of special purpose acquisition companies ("SPACs"). Also known as a "blank check company," a SPAC is a company with no commercial operations that is formed solely to raise capital from investors for the purpose of acquiring one or more existing private companies. The typical SPAC IPO involves the sale of units consisting of one share of common stock combined with one or more warrants or fractions of warrants to purchase common stock at a fixed price upon or after consummation of the acquisition. SPACs often have pre-determined time frames to make an acquisition after going public (typically two years) or the SPAC will liquidate, at which point invested funds are returned to the entity's shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. Unless and until an acquisition is completed, a SPAC generally holds its assets in U.S. government securities, money market securities and cash. To the extent the SPAC holds cash or similar securities, this may impact a fund's ability to meet its investment objective.

Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of a SPAC's securities is particularly dependent on the ability of the entity's management to identify and complete a favorable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. At the time a fund invests in a SPAC, there may be little or no basis for the fund to evaluate the possible merits or risks of the particular industry in which the SPAC may ultimately operate or the target business which the SPAC may ultimately acquire. There is no guarantee that a SPAC in which a fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

It is possible that a significant portion of the funds raised by a SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction. Attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases. Only a thinly traded market for shares of or interests in a SPAC may develop, leaving a fund unable to sell its interest in a SPAC or able to sell its interest only at a price below what the fund believes is the SPAC security's value.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED SEPTEMBER 17, 2021